Long Term Obligations (Detail) - Convertible promissory notes (USD $)	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Convertible Promissory Notes Payable:
Face value	$ 15,275,000		$ 15,275,000		$ 15,275,000
Interest added to principal	1,468,740		1,262,028		460,383
Stated value	16,743,740		16,537,028		15,735,383
Debt discount – conversion element, net of accumulated amortization of $1,298,628 and $113,081 respectively	12,514,508	[1]	13,143,869	[2]	14,329,416	[3]
Notes payable, net of debt discount	$ 4,229,232		$ 3,393,159		$ 1,405,967

[1]	Accumulated amortization of $1,927,989 as at March 31, 2013
[2]	Accumulated amortization of $1,298,628 as at December 31, 2012
[3]	Accumulated amortization of $113,081 as at December 31, 2011